Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of deferred tax assets and liabilities
Deferred tax assets	$ 58,297	$ 58,923	$ 52,671
Deferred tax liabilities	(690)	(601)	(775)
Valuation allowance	(57,607)	(58,322)	0
Net deferred tax asset	$ 0	$ 0	$ 51,896